Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	ROOMLINX INC
Entity Central Index Key	0001021096
Trading Symbol	rmlx
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-1/A
Document Period End Date	Jun. 30, 2012
Amendment Flag	true
Amendment Description	Amendment No. 1